Significant Accounting Policies (Table) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Charterer A
Major customer percentage	19.00%	21.00%	17.00%
Charterer B
Major customer percentage	13.00%	7.00%	14.00%
Charterer C
Major customer percentage	9.00%	11.00%	8.00%
Charterer D
Major customer percentage	7.00%	8.00%	10.00%